Capital stock and capital risk management (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of detailed information about changes in equity
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2022, 2021 and 2020:

	Series A	Series C	Total
Amounts as of December 31, 2019	659,399	—	659,399
Number of shares	87,133,504	2	87,133,506

Series A shares to be granted in LTIP	1	—	1
Number of shares	717,782	—	717,782

Amounts as of December 31, 2020	659,400	—	659,400
Number of shares	87,851,286	2	87,851,288

Reduction of capital stock adopted at the Ordinary General Shareholders’ meeting on December 14, 2021	(72,695)	—	(72,695)
Number of shares	—	—	—
Series A shares to be granted in LTIP	1	—	1
Number of shares	778,591	—	778,591

Amounts as of December 31, 2021	586,706	—	586,706
Number of shares	88,629,877	2	88,629,879
Reduction of capital stock adopted at the Board of Directors’ meeting on September 27, 2022	(39,530)	—	(39,530)
Number of shares	—	—	—
Cashless exercises of warrant adopted at Warrant Holders’ meeting on October 4, 2022	—	—	—
Number of shares	2,038,643	—	2,038,643
Share repurchase	(29,304)	—	(29,304)
Number of shares repurchased	(3,234,163)	—	(3,234,163)
Series A shares to be granted in LTIP	1	—	1
Number of shares	972,121	—	972,121

Amounts as of December 31, 2022	517,873	—	517,873
Number of shares	88,406,478	2	88,406,480

Summary of leverage ratios
The leverage ratio as of December 31, 2022, and 2021, is as follows:

	As of December 31, 2022	As of December 31, 2021
Total borrowings and lease liabilities	578,526	638,047
Less: Cash, bank balances and other short-term investments	(244,385)	(315,013)

Net debt	334,141	323,034
Total equity	844,060	565,259

Leverage ratio	40.00%	57.00%